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ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares					Fair Value
	COMMON STOCKS — 2.7%
	RESIDENTIAL REIT - 1.1%
73,000	Invitation Homes, Inc.				$ 2,205,330

	SPECIALTY FINANCE - 1.6%
100,000	Federal Home Loan Mortgage Corporation(a)				598,000
400,000	Federal National Mortgage Association(a)				2,604,000
					3,202,000

	TOTAL COMMON STOCKS (Cost $7,240,704)				5,407,330

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 93.3%
1,935,185	A&D Mortgage Trust 2026-NQM1 Series NQM1 A1(b),(c)		4.9120	02/25/71	1,915,295
560,724	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(b),(c)		8.0000	04/25/34	400,576
288,870	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(d)	TSFR1M + 1.434%	5.1100	01/25/35	278,182
4,614,603	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(d)	TSFR1M + 1.959%	0.5320	04/25/35	2,772,872
5,159,669	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(d)	TSFR1M + 0.549%	3.0680	08/25/36	4,879,891
38,122	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		4.3820	07/25/35	36,996
973,594	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(d)	TSFR1M + 0.594%	4.0400	02/25/47	924,524
2,680,700	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(d)	TSFR1M + 0.494%	1.4610	03/25/46	2,238,743
1,325,939	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(d)	TSFR1M + 2.289%	3.6140	01/25/36	2,168,318
2,787	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(d)	TSFR1M + 1.464%	5.0600	11/25/29	2,388
8,363	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		6.3750	01/25/34	8,290
131,974	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(c)		0.0001	10/25/34	99,951
40,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(d)	TSFR1M + 0.414%	1.1870	07/25/36	30,082,299
8,969,691	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(d)	TSFR1M + 0.414%	3.6690	10/25/36	6,182,871
11,035,113	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(d)	TSFR1M + 0.374%	3.6730	12/25/36	7,626,152
21,506	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(d)	TSFR1M + 2.439%	6.0880	03/25/34	76
7,480,166	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(b),(d)	TSFR1M + 1.864%	4.6130	10/25/37	8,015,618
14,130,678	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(b),(d)	TSFR1M + 2.739%	5.0880	10/25/37	15,181,109
11,045,468	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(d)	TSFR1M + 0.519%	4.1040	12/25/36	10,796,575
469,910	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(d)	TSFR1M + 2.049%	3.9060	02/25/35	400,232
1,108,772	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		3.3260	10/25/28	1,142,426
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(d)	TSFR1M + 0.939%	0.0001	05/25/30	1,039,241
577,598	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		0.0001	03/15/28	520,647

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 93.3% (Continued)
1,548,575	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.5790	08/15/30	$ 1,364,027
2,296,879	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(d)	US0001M + 0.914%	4.5630	08/25/47	1,815,444
2,460,321	EFMT 2025-NQM5 Series NQM5 A1B(b),(e)		5.0330	11/25/70	2,445,074
7,424,843	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(d)	TSFR1M + 0.489%	0.0001	06/25/36	6,083,213
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(d)	TSFR1M + 1.989%	0.0001	11/25/34	1,340,879
5,887	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(d)	TSFR1M + 0.614%	4.2230	09/25/35	5,937
755,426	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(b),(d)	TSFR1M + 5.364%	0.0001	09/25/42	729,436
16,323	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		0.0001	10/25/34	15,376
1,044,692	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(d)	TSFR1M + 1.149%	4.7340	09/25/35	1,550,057
193,573	MAFI II Remic Trust 1998-A Series 1998-AX B2		0.0001	02/20/27	238,865
134,094	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		7.1120	10/25/32	1
4,881,505	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(d)	TSFR1M + 0.414%	2.9680	05/25/37	4,061,496
11,205	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(d)	TSFR12M + 2.340%	6.0470	12/25/32	11,269
35,135	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(d)	TSFR6M + 1.928%	5.6040	02/25/33	34,504
2,074,730	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		2.0520	02/25/36	1,591,999
5,899,364	Mill City Mortgage Loan Trust 2018-4 Series 4 B6(b),(c)		0.0001	04/25/66	3,406,096
5,275,581	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(d)	TSFR1M + 0.374%	0.0001	05/25/37	6,742,977
23,315	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		5.2350	09/25/34	23,067
7,418,814	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(d)	TSFR1M + 0.584%	4.2590	04/25/37	7,627,339
15,977	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,080
2,598	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	2,626
16,148,633	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(d)	TSFR1M + 0.414%	0.0001	03/25/37	14,920,371
3,978,806	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(d)	TSFR1M + 2.739%	3.6430	02/25/35	2,826,354
8,339,596	PHH Alternative Mortgage Trust Series 2007-1 Series 1 1A3(d)	TSFR1M + 0.594%	2.1640	02/25/37	785,076
2,000,000	PRPM 2026-NQM2 Trust Series NQM2 A3(b),(e)		5.7220	04/25/71	1,986,681
2,488,537	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(b),(d)	TSFR1M + 1.364%	5.0130	02/25/37	2,057,537
10,897,715	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(d)	TSFR1M + 2.364%	5.9840	09/25/47	7,067,900
2,180,643	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(d)	TSFR1M + 0.584%	4.4040	01/25/36	1,563,876
289,632	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(e)		3.4680	08/25/33	235,981
3,951,258	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(e)		5.9050	05/25/35	253,574
4,578,767	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(e)		5.6010	08/25/35	881,501
84,398	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(d)	TSFR1M + 4.614%	4.6210	10/25/33	81,695
41,371,740	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(c)		1.0370	08/25/57	12,447,148
5,533,602	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c)		0.0001	11/20/34	55
160,284	Soundview Home Loan Trust 2005-A Series 2005-A M6(d)	TSFR1M + 1.464%	0.0001	04/25/35	170,052

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 93.3% (Continued)
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(d)	TSFR1M + 1.164%	0.0001	06/25/35	$ 4,031,476
1,785,749	Structured Adjustable Rate Mortgage Loan Trust Series 7 4A1(c)		4.4470	08/25/36	329,495
74,068	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		3.7070	10/19/34	65,202
516,544	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(d)	TSFR1M + 0.939%	3.5470	02/19/33	455,294
4,831,335	Structured Asset Securities Corp Trust 2005-AR1(d)	TSFR1M + 0.864%	4.5130	09/25/35	4,347,035
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(b),(d)	TSFR1M + 5.364%	3.5200	03/25/37	694,532
237,396	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		5.6560	10/25/33	191,710
40,301	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(d)	COF 11 + 1.250%	2.6540	11/25/42	38,811
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $140,150,191)				191,250,390

Shares					Fair Value
	SHORT-TERM INVESTMENT — 4.0%
	MONEY MARKET FUND - 4.0%
8,176,354	First American Treasury Obligations Fund, Class X, 3.57% (Cost $8,176,354)(f)				8,176,354

	TOTAL INVESTMENTS - 100.0% (Cost $155,567,249)				$ 204,834,074
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(g)				50,874
	NET ASSETS - 100.0%				$ 204,884,948

REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
COF 11	- Cost of Funds for the 11th District of San Francisco
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month
TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 12 month
US0001M	- ICE LIBOR USD 1 Month
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $36,831,954 or 18.0% of net assets.
(c)	Variable rate security; the rate shown represents the rate on June 30, 2026.
(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2026.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(g)	Percentage rounds to less than 0.1%.